                         CHESTNUT STREET EXCHANGE FUND
                       (A CALIFORNIA LIMITED PARTNERSHIP)

ROBERT R. FORTUNE
     Chairman and President

                                                                  August 4, 1997
Fellow Partner:

     Our Fund earned $1.58 per share of net investment income in the six months ended June 30, 1997, as compared to $1.63 per share in the same period of 1996. Capital gains (federal income tax basis) realized in the first six months of 1997 amount to $.51 per share. The reduction in net investment income is attributable to the increased fee of our investment adviser (an increase of $.10 per share in 1997 as compared to 1996) which is tied to the market value of the portfolio. In this connection, it should be noted that the value of a share of the Fund has increased 32 percent since June 1996.

     After providing for the $.65 per share distribution to partners of record on June 30, 1997, the net asset value per partnership share, as shown in the enclosed report, was $282.25, a new high quarter-end value.

     Since our last report the following shares were added as a result of stock splits:

13,500 Atlantic Richfield Co.                10,471 International Business
40,000 Exxon Corp.                              Machines Corporation
64,000 General Electric Company              19,392 Marsh & McLennan
20,650 Genuine Parts Company                    Companies, Inc.
                                             116,000 Philip Morris Cos., Inc.

The holdings in PHH Corp. were exchanged for 49,500 shares of HFS Inc. (Hospitality Franchise Systems, Inc.) in a merger.

     Your questions or comments concerning Chestnut Street Exchange Fund are welcomed.

                                           Yours sincerely,

                                           /s/ Robert R. Fortune

                                           Robert R. Fortune

                          INVESTMENT ADVISER'S REPORT

     After a slow start, U.S. equity markets responded to continuing low inflation and strong economic news with a 17.4% gain in the second quarter. Large capitalization issues continued to lead the way although small capitalization issues posted strong returns as well.

     The market began the quarter slowly, but surged on reports of low inflation, steady economic growth and strong first quarter profits. Confirmation in mid-May of these trends produced another surge through (and beyond) the end of June. The average money manager has underperformed the market for the year to date, returning 17% on a total return basis. The Dow Jones continued to underperform the broader market in the second quarter, rising 16.5%, less than the broader market's 16.9%. Chestnut Street Exchange Fund returned 14.1% for the quarter.

                            COMPARATIVE PERFORMANCE

                                                                 SIX MONTHS     SIX MONTHS
                                                                   ENDED          ENDED
                                                                  6/30/97        6/30/96
                                                                 ----------     ----------
    Chestnut Street Exchange Fund............................       16.2%          10.0%
    Dow Jones Industrial Average.............................       19.0%          10.5%
    Standard & Poor's 500 Index..............................       19.5%           8.9%

     In the second quarter, large capitalization stocks did better than small capitalization stocks, with both ends of the size spectrum outperforming the middle. For the year-to-date, large stocks have significantly outperformed both smaller and mid sized stocks.

     Within the various investing styles, growth stocks outperformed the broader market in the second quarter. The Russell 1000 Growth returned 18.91% for the quarter versus the S&P 500's 17.45% while value stocks trailed, with the Russell 1000 Value index returning just 14.74% in the quarter. Year-to-date, the S&P 500 has performed in-line with the large growth index, which also had a 19.5% return, while showing better performance than the value index, which had a 17.7% return.

     Chestnut Street Exchange Fund's large overweight in healthcare has helped performance, since healthcare was the best performing sector in the quarter and the year to date. Also, the Fund's underweights in utilities and energy, two of the worst performing sectors in the quarter, helped performance. However, the Fund's performance was hurt by its underweight in financials, one of the stronger sectors in the quarter and the year to date.

     Corporate profits are on track for 9% growth in the second quarter and are forecast to continue single digit growth in the remainder of the year. This growth, in a price constrained environment, reflects continued substitution of capital for labor and realization of synergies from strategic mergers and acquisitions. Strong inflows into mutual funds continue to support the market's advance. Nevertheless, the market's current valuation is high, suggesting caution. The Fund's diversification should mitigate some of this risk.

July 22, 1997                           PNC INSTITUTIONAL MANAGEMENT CORPORATION

                         CHESTNUT STREET EXCHANGE FUND

                       (A CALIFORNIA LIMITED PARTNERSHIP)

                            STATEMENT OF NET ASSETS

                                 JUNE 30, 1997

                                  (UNAUDITED)

  NO. OF
  SHARES                                       VALUE
-----------                                -------------
COMMON STOCKS--98.5%
             AUTO & AUTO PARTS--0.6 %
     61,949  Genuine Parts Company.....    $   2,098,505
                                           -------------
             BANKS--8.9 %
     24,952  Barnett Banks, Inc. ......        1,309,980
     60,000  CoreStates Financial Corp. ...    3,225,000
     30,757  First Chicago NBD
               Corp. ..................        1,860,798
     40,000  Morgan (J.P.) & Co.,
               Inc. ...................        4,175,000
    178,656  NationsBank Corp. ........       11,523,312
    157,266  Norwest Corp. ............        8,846,213
                                           -------------
                                              30,940,303
                                           -------------
             BUILDING MATERIALS & FOREST
               PRODUCTS--1.7 %
     45,130  Armstrong World
               Industries, Inc. .......        3,311,414
     52,117  Weyerhaeuser Company......        2,710,084
                                           -------------
                                               6,021,498
                                           -------------
             BUSINESS PRODUCTS &
               SERVICES--3.9 %
    16,882*  ACNielsen Corporation.....          331,309
     50,647  Cognizant Corporation.....        2,051,203
     50,647  Dun & Bradstreet
               Corporation.............        1,329,484
     68,416  Harland (John H.) Co. ....        1,560,740
     52,000  Minnesota Mining &
               Manufacturing Company...        5,304,000
     49,500  HFS Inc. .................        2,871,000
                                           -------------
                                              13,447,736
                                           -------------
             CAPITAL GOODS--0.0 %
      4,800  Newport News Shipbuilding,
               Inc.....................           93,300
                                           -------------
             CHEMICALS--4.9 %
     96,700  Air Products & Chemicals,
               Inc. ...................        7,856,875
     52,100  BetzDearborn, Inc. .......        3,438,600
    208,000  Cabot Corporation.........        5,902,000
                                           -------------
                                              17,197,475
                                           -------------
             CONSUMER NON-DURABLES
               & SERVICES--8.0 %
    410,660  Coca-Cola (The) Company...       27,719,550
                                           -------------

  NO. OF
  SHARES                                       VALUE
-----------                                -------------
             CONTAINERS--1.0%
     67,148  Crown Cork & Seal Company,
               Inc. ...................    $   3,588,221
                                           -------------
             DIVERSIFIED
               COMPANIES--1.5 %
    157,190  Ikon Office Solutions,
               Inc.....................        3,919,926
     78,595  Unisource Worldwide,
               Inc. ...................        1,257,520
                                           -------------
                                               5,177,446
                                           -------------
             DRUGS & MEDICAL--18.3 %
    121,964  Abbott Laboratories,
               Inc. ...................        8,141,097
      7,835  Allegiance Corp...........          213,504
     39,177  Baxter International,
               Inc. ...................        2,046,998
    411,984  Johnson & Johnson,
               Inc. ...................       26,521,470
    203,995  Merck & Company, Inc. ....       21,113,483
     62,000  SmithKline Beecham p.l.c.
               ADR.....................        5,680,750
                                           -------------
                                              63,717,302
                                           -------------
             ELECTRICAL
               EQUIPMENT--5.6 %
    203,134  Emerson Electric Company...      11,185,066
    128,000  General Electric Company...       8,368,000
                                           -------------
                                              19,553,066
                                           -------------
             ELECTRONICS--18.4%
    105,538  AMP, Inc. ................        4,406,211
     44,596  Hewlett-Packard Company...        2,497,376
     5,200*  Imation Corp. ............          137,150
    269,838  Intel Corp. ..............       38,266,401
     21,065  Lucent Technologies,
               Inc. ...................        1,517,997
    119,118  Motorola, Incorporated....        9,052,968
    159,207  Raytheon Company..........        8,119,557
                                           -------------
                                              63,997,660
                                           -------------
             ENTERTAINMENT--1.6%
     68,000  Walt Disney Company.......        5,457,000
                                           -------------
             FOOD PROCESSING &
               DISTRIBUTION--3.8%
     97,500  Hershey Foods Corp. ......        5,392,969
    174,000  Philip Morris Cos.,
               Inc. ...................        7,721,250
                                           -------------
                                              13,114,219
                                           -------------

                See Accompanying Notes to Financial Statements.

  NO. OF
  SHARES                                       VALUE
-----------                                -------------
COMMON STOCKS (CONTINUED)
             INSURANCE &
               FINANCIAL--4.5%
     44,000  Aetna, Inc. ..............    $   4,504,500
     43,930  American Express
               Company.................        3,272,785
     12,028  CIGNA Corp. ..............        2,134,970
     70,000  Federal National Mortgage
               Association.............        3,053,750
     38,784  Marsh & McLennan
               Companies, Inc. ........        2,768,208
                                           -------------
                                              15,734,213
                                           -------------
             LODGING &
               RESTAURANT--1.4 %
    101,234  McDonald's Corporation....        4,890,868
                                           -------------
             NATURAL GAS
               TRANSMISSION--0.3%
     24,000  Tenneco, Inc. ............        1,084,500
                                           -------------
             OFFICE EQUIPMENT--0.6%
     20,942  International Business
               Machines Corporation....        1,888,707
     4,062*  NCR Corp. ................          120,845
                                           -------------
                                               2,009,552
                                           -------------
             PAPER--1.0%
     30,000  Consolidated Papers, Inc. ...     1,620,000
     55,432  Westvaco Corp. ...........        1,742,644
                                           -------------
                                               3,362,644
                                           -------------
             PETROLEUM--2.9%
     27,000  Atlantic Richfield Co. ...        1,903,500
     80,000  Exxon Corp. ..............        4,920,000
     40,360  Louisiana Land &
               Exploration Company.....        2,305,565
     33,877  Union Pacific Resources
               Group, Inc. ............          842,690
                                           -------------
                                               9,971,755
                                           -------------
             PETROLEUM EQUIPMENT &
               SERVICES--1.1%
      2,232  El Paso Natural Gas
               Co. ....................          122,760
     30,216  Schlumberger, Ltd. .......        3,777,000
                                           -------------
                                               3,899,760
                                           -------------
  NO. OF
  SHARES                                       VALUE
-----------                                -------------
             POLLUTION CONTROL--1.5%
    114,556  Browning Ferris
               Industries, Inc. .......    $   3,808,987
     48,736  WMX Technologies, Inc. ...        1,565,644
                                           -------------
                                               5,374,631
                                           -------------
             RETAIL--GENERAL &
               SPECIALTY--3.1%
    116,772  Albertson's, Inc. ........        4,262,178
     58,600  CVS Corp. ................        3,003,250
    16,870*  Footstar, Inc. ...........          440,729
     60,000  Penney (J.C.) Company,
               Inc. ...................        3,131,250
                                           -------------
                                              10,837,407
                                           -------------
             TELEPHONE UTILITIES--2.1%
    163,900  GTE Corp. ................        7,191,112
                                           -------------
             TRANSPORTATION--1.8%
     39,932  Burlington Northern,
               Inc. ...................        3,588,888
     40,000  Union Pacific Corp. ......        2,820,000
                                           -------------
                                               6,408,888
                                           -------------

             Total Common Stocks
               (Cost $53,018,263)......      342,888,611
                                           -------------

                See Accompanying Notes to Financial Statements.

                      STATEMENT OF NET ASSETS (CONCLUDED)

    PAR                                        VALUE
-----------                                -------------
             SHORT-TERM
               OBLIGATIONS--1.5%
 $1,000,000  American General Finance
               Corp., Commercial Paper,
               5.56%, 07/14/97.........    $   1,000,000
    800,000  General Electric Capital
               Corp., Commercial Paper,
               5.67%, 07/09/97.........          800,000
  3,600,000  General Electric Capital
               Corp., Commercial Paper,
               5.58%, 07/31/97.........        3,600,000
                                           -------------
             Total Short-Term
               Obligations (Cost
               $5,400,000).............        5,400,000
                                           -------------
TOTAL INVESTMENT IN SECURITIES
  (Cost $58,418,263).......       100.0%    348,288,611
Distributions payable......       (-0.2%)      (801,573)
Other assets in excess of
  other liabilities........         0.2%        558,434
                                  -----    ------------
NET ASSETS (Applicable to
  1,233,094 partnership
  shares outstanding)......       100.0%   $348,045,472
                                  =====    ============
NET ASSET VALUE PER
  SHARE....................                $     282.25
                                           =============
NET ASSETS APPLICABLE TO
  SHARES OWNED BY:
Limited partners
  (1,181,669 shares).......                $333,530,728
Managing general partners
  (5,292 shares)........... $ 1,493,602
Non-managing general
  partner (46,133
  shares)..................  13,021,142      14,514,744
                            -----------    ------------
Total net assets
  (1,233,094 shares).......                $348,045,472
                                           =============
* Non-Income Producing

                See Accompanying Notes to Financial Statements.

                         CHESTNUT STREET EXCHANGE FUND

                       (A CALIFORNIA LIMITED PARTNERSHIP)

                            STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 1997
                                  (UNAUDITED)

INVESTMENT INCOME:
  Dividends...............................   $ 2,626,847
  Interest................................       118,393
                                             -----------
      Total income........................     2,745,240
                                             -----------
Expenses:
  Investment advisory fee.................       698,004
  Managing general partners' compensation
    and officer's salary..................        21,673
  Legal...................................        16,527
  Custodian fees..........................        12,779
  Audit...................................        12,864
  Transfer agent..........................         7,421
  Insurance...............................         2,474
  Printing................................         9,076
  Miscellaneous...........................         7,504
                                             -----------
      Total expenses......................       788,322
                                             -----------
        Net investment income.............     1,956,918
                                             -----------

REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS:
  Realized gain from security
    transactions:
    sold or distributed upon redemption of
      partnership shares..................     2,726,408
  Unrealized appreciation of investments:
    Beginning of period.....  $244,161,508
    End of period...........   289,870,348
                              ------------
                                              45,708,840
                                             -----------
        Net realized and unrealized gains
          on investments..................    48,435,248
                                             -----------
    Net increase in net assets resulting
      from operations.....................   $50,392,166
                                             ===========

                       STATEMENT OF CHANGES IN NET ASSETS

                             FOR THE SIX
                             MONTHS ENDED   FOR THE YEAR
                               JUNE 30,        ENDED
                                 1997       DECEMBER 31,
                             (UNAUDITED)        1996
                             ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
  OPERATIONS:
    Net investment income..  $  1,956,918   $  4,224,768
    Net realized gain from
      security transactions
      (for federal income
      tax purposes net gain
      is $636,248 and
      $10,543,851).........       636,248      9,750,471
    Excess of market value
      over book value of
      securities
      distributed upon
      redemption of
      partnership shares...     2,090,160      9,766,008
    Increase in unrealized
      appreciation of
      investments..........    45,708,840     45,050,792
                             ------------   ------------
    Increase in net assets
      resulting from
      operations...........    50,392,166     68,792,039
                             ------------   ------------
  DISTRIBUTIONS TO PARTNERS
    FROM:
    Net investment income..    (1,608,857)    (4,229,985)
    Net realized gains
      (federal income tax
      basis)...............             0     (3,158,084)
                             ------------   ------------
    Total distributions to
      partners.............    (1,608,857)    (7,388,069)
                             ------------   ------------
  CAPITAL SHARE
    TRANSACTIONS:
    Net asset value of
      3,041 and 1,596
      shares issued to
      partners in lieu of
      cash distributions...       739,851        326,922
    Cost of 18,112 and
      50,630 shares
      repurchased..........    (4,673,027)   (10,530,804)
                             ------------   ------------
    Decrease in net assets
      from capital share
      transactions.........    (3,933,176)   (10,203,882)
                             ------------   ------------
    Total increase in net
      assets...............    44,850,133     51,200,088
  NET ASSETS:
    Beginning of period....   303,195,339    251,995,251
                             ------------   ------------
    End of period..........  $348,045,472   $303,195,339
                             =============  =============

                See Accompanying Notes to Financial Statements.

                         CHESTNUT STREET EXCHANGE FUND

                              FINANCIAL HIGHLIGHTS

          (FOR A SHARE OF THE FUND OUTSTANDING THROUGHOUT EACH PERIOD)

                                       SIX
                                      MONTHS
                                      ENDED
                                     JUNE 30,                    YEAR ENDED DECEMBER 31,
                                       1997      --------------------------------------------------------
                                     (UNAUDITED)   1996        1995        1994        1993        1992
                                     --------    --------    --------    --------    --------    --------
Net Asset Value, Beginning of
  Period..........................   $ 242.91    $ 194.26    $ 144.43    $ 142.79    $ 134.44    $ 125.46
                                     --------    --------    --------    --------    --------    --------
Income From Investment Operations:
  Net investment income...........       1.58        3.36        3.22        3.07        2.62        2.48
  Net gains on securities (both
    realized and unrealized)......      39.06       51.18       49.82        4.27        8.35        8.99
                                     --------    --------    --------    --------    --------    --------
       Total from investment
         operations...............      40.64       54.54       53.04        7.34       10.97       11.47
                                     --------    --------    --------    --------    --------    --------
Less Distributions:
  Distributions from net
    investment income.............      (1.30)      (3.36)      (3.21)      (3.07)      (2.62)      (2.49)
  Distributions from realized
    gains (federal income tax
    basis)........................       0.00       (2.53)       0.00       (2.63)       0.00        0.00
                                     --------    --------    --------    --------    --------    --------
       Total distributions........      (1.30)      (5.89)      (3.21)      (5.70)      (2.62)      (2.49)
                                     --------    --------    --------    --------    --------    --------
Net Asset Value, End of Period....   $ 282.25    $ 242.91    $ 194.26    $ 144.43    $ 142.79    $ 134.44
                                     ========    ========    ========    ========    ========    ========
Total Return......................      36.70%*     28.09%      36.88%       5.19%       8.19%       9.23%
Ratios/Supplemental Data:
  Net Assets, End of Period
    (000's).......................   $348,045    $303,195    $251,995    $191,348    $196,748    $196,263
  Ratios to average net assets:
    Operating expenses............       0.38%*      0.51%       0.52%       0.54%       0.54%       0.54%
    Net investment income.........       1.58%*      1.55%       1.84%       2.11%       1.87%       1.89%
  Portfolio Turnover Rate.........       1.31%       3.92%       0.00%       3.88%       0.00%       0.00%

------------------
* Annualized

                See Accompanying Notes to Financial Statements.

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

(A) Chestnut Street Exchange Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company. Significant accounting policies are as follows:
    Investments are stated at value in the accompanying financial statements. Securities listed on a securities exchange are valued at the last reported sales price on June 30, 1997 for each security. Securities not so listed or not traded on that date are valued at the latest bid price. Short-term obligations are valued at amortized cost which approximates market. Security transactions are accounted for on the trade date. The cost of investments sold or redeemed in kind is determined by the use of the specific identification method for both financial reporting and income tax purposes. For securities received in the Exchange at inception of the Fund in 1976, cost for financial reporting purposes is the value of the securities as used in the Exchange and for income tax purposes, the tax basis of the individual investor. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date. No provision is made for federal income taxes inasmuch as the Fund is a partnership and net income will be taxable to the individual partners on a pro-rata basis. The Fund intends to distribute investment income quarterly and approximately 30 percent of its net realized capital gains (federal income tax basis) annually.

    The preparation of financial statements in conformity with generally accepted principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(B) Under agreements among the Fund, PNC Bank, National Association, (PNC Bank) and PNC Institutional Management Corporation (PIMC), a wholly-owned subsidiary of PNC Bank, PIMC manages the Fund's portfolio and maintains the Fund's financial accounts. PFPC, an affiliate of PNC Bank, is the Fund's transfer agent. PNC Bank is obligated to provide a non-managing general partner who will own at all times at least 1% of the Fund's outstanding shares. PNC Bank pays the non-managing general partner a fee, computed daily and payable monthly, at the annual rate of 1/10th of 1% of the Fund's average daily net assets as consideration for acting in that capacity. The Fund pays PIMC a fee, as investment adviser, computed daily and payable monthly, at an annual rate of 5/10ths of 1% of the first $100,000,000 of the Fund's average daily net assets plus 4/10ths of 1% of net assets exceeding $100,000,000. The managing general partners each receive a fixed fee as compensation for their services.

(C) The aggregate cost of investments for federal income tax purposes at June 30, 1997 was $46,181,243. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows: excess of value over tax cost $302,111,812, excess of tax cost over value ($4,444).

(D) For the period ended June 30, 1997 purchases and sales of investment securities (excluding short-term obligations) were $4,408,661 and $4,189,569, respectively.

(E) At June 30, 1997, net assets consisted of:

     Undistributed net investment income....................................      $     354,729
     Unrealized gain on investments.........................................        289,870,348
     Other capital--paid-in or reinvested...................................         57,820,395
                                                                                   ------------
                                                                                  $ 348,045,472
                                                                                   ============

                     [This Page Intentionally Left Blank.]

===================================================

                           MANAGING GENERAL PARTNERS

                               Robert R. Fortune
                               G. Willing Pepper
                            David R. Wilmerding, Jr.

                              INVESTMENT ADVISERS

                         PNC Bank, National Association
                                      and
                               PNC Institutional
                             Management Corporation
                              400 Bellevue Parkway
                           Wilmington, Delaware 19809

                                 TRANSFER AGENT

                                   PFPC Inc.
                                 P.O. Box 8950
                           Wilmington, Delaware 19899
                                 (800) 852-4750
                           (302) 791-1043 (Delaware)

===================================================
===================================================

                         CHESTNUT STREET EXCHANGE FUND

                               Semiannual Report
                                 June 30, 1997

                            Chestnut Street Exchange

                                      Fund

                              400 Bellevue Parkway
                                   Suite 100
                           Wilmington, Delaware 19809
                                 (302) 792-2555
                           Edward J. Roach, Treasurer
===================================================